Inventories, Net Of Customer Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Inventory, Net [Abstract]
Cost incurred on long-term contracts in progress	$ 836,414		$ 832,642
Raw materials	118,820		119,416
Advances to suppliers and subcontractors	40,116		35,857
Inventory, gross	995,350		987,915
Cost incurred on contracts in progress deducted from customer advances	68,170		68,306
Advances received from customers	95,131	[1]	104,297	[1]
Provision for losses on long-term contracts	76,017		64,065
Inventories, net of customer advances	$ 756,032		$ 751,247

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).